Stockholders' Deficit - Schedule of Black-Scholes valuation model with assumptions (Details)	Mar. 31, 2026
Volatility [Member]
Schedule of Black-Scholes valuation model with assumptions [Line Items]
Stock option of measurement input	185.11
Dividends [Member]
Schedule of Black-Scholes valuation model with assumptions [Line Items]
Stock option of measurement input	0
Risk-free interest rate [Member]
Schedule of Black-Scholes valuation model with assumptions [Line Items]
Stock option of measurement input	3.92
Term (years) [Member]
Schedule of Black-Scholes valuation model with assumptions [Line Items]
Stock option of measurement input	3